Loans, Impaired Loans, and Allowance for Credit Losses	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Loans, Impaired Loans, and Allowance for Credit Losses

NOTE 8:  LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES

Credit Quality of Loans

In the retail portfolio, including individuals and small businesses, the Bank manages exposures on a pooled basis, using predictive credit scoring techniques. For non-retail exposures, each borrower is assigned a BRR that reflects the PD of the borrower using proprietary industry and sector-specific risk models and expert judgement. Refer to the shaded areas of the "Managing Risk" section of the 2018 MD&A for further details, as well as the mapping of PD ranges to risk levels for retail exposures and TD's 21-point BRR scale to risk levels and external ratings for non-retail exposures.

The following table provides the gross carrying amounts of loans and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans by Risk Ratings[1]
(millions of Canadian dollars)					As at
				October 31, 2018
	Stage 1	Stage 2		Stage 3	Total
Residential mortgages[2,3,4]
Low Risk	$168,690	$32	$	n/a	$168,722
Normal Risk	47,821	176		n/a	47,997
Medium Risk	5,106	267		n/a	5,373
High Risk	892	1,264		317	2,473
Default	n/a	n/a		392	392
Total	222,509	1,739		709	224,957
Allowance for loan losses	24	34		47	105
Loans, net of allowance	222,485	1,705		662	224,852
Consumer instalment and other personal[5]
Low Risk	87,906	983		n/a	88,889
Normal Risk	48,008	1,190		n/a	49,198
Medium Risk	23,008	1,063		n/a	24,071
High Risk	6,158	2,386		817	9,361
Default	n/a	n/a		514	514
Total	165,080	5,622		1,331	172,033
Allowance for loan losses	574	349		178	1,101
Loans, net of allowance	164,506	5,273		1,153	170,932
Credit card
Low Risk	7,234	11		n/a	7,245
Normal Risk	9,780	66		n/a	9,846
Medium Risk	11,347	246		n/a	11,593
High Risk	4,435	1,445		333	6,213
Default	n/a	n/a		121	121
Total	32,796	1,768		454	35,018
Allowance for loan losses	379	283		341	1,003
Loans, net of allowance	32,417	1,485		113	34,015
Business and government[2,3,4]
Investment grade or Low/Normal Risk	118,414	57		n/a	118,471
Non-Investment grade or Medium Risk	108,678	5,272		n/a	113,950
Watch and classified or High Risk	666	3,746		97	4,509
Default	n/a	n/a		563	563
Total	227,758	9,075		660	237,493
Allowance for loan losses	651	551		120	1,322
Loans, net of allowance	227,107	8,524		540	236,171
Total loans	648,143	18,204		3,154	669,501
Total Allowance for loan losses	1,628	1,217		686	3,531
Total loans, net of allowance	$646,515	$16,987		$2,468	$665,970

Loans by Risk Ratings[1] (continued)
(millions of Canadian dollars)							As at
					October 31, 2018
	Stage 1		Stage 2		Stage 3		Total
Off-balance sheet credit instruments
Retail Exposures[6]
Low Risk		$246,575		$2,576	$	n/a	$249,151
Normal Risk		51,961		1,129		n/a	53,090
Medium Risk		12,298		469		n/a	12,767
High Risk		1,765		638		n/a	2,403
Default		n/a		n/a		n/a	n/a
Non-Retail Exposures[7]
Investment grade		167,993		323		n/a	168,316
Non-Investment grade		60,002		2,309		n/a	62,311
Watch and classified		13		1,949		n/a	1,962
Default		n/a		n/a		n/a	n/a
Total off-balance sheet credit instruments		540,607		9,393		n/a	550,000
Allowance for off-balance sheet credit instruments		550		479		n/a	1,029
Total off-balance sheet credit instruments, net of allowance		540,057		8,914		n/a	548,971
Acquired credit-impaired loans		n/a		n/a		453	453
Allowance for loan losses		n/a		n/a		18	18
Acquired credit-impaired loans, net of allowance for loan losses	$	n/a	$	n/a		$435	$435

[1]	Includes loans that are measured at FVOCI and customers' liability under acceptances.
[2]

As at October 31, 2018, impaired loans with a balance of $124 million did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans where the realizable value of the collateral exceeded the loan amount.

[3]	Excludes trading loans and non-trading loans at FVTPL with a fair value of $11 billion and $1 billion, respectively, as at October 31, 2018.
[4]	Includes insured mortgages of $95 billion as at October 31, 2018.
[5]	Includes Canadian government-insured real estate personal loans of $14 billion as at October 31, 2018.
[6]	As at October 31, 2018, includes $302 billion of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.
[7]	As at October 31, 2018, includes $37 billion of the undrawn component of uncommitted credit and liquidity facilities.

The following table presents the Bank's loans, impaired loans, and related allowance for credit losses under IAS 39.

Loans, Impaired Loans, and Allowance for Loan Losses
(millions of Canadian dollars)					As at
								October 31, 2017
	Gross loans				Allowance for loan losses[1]
	Neither past due nor impaired	Past due but not impaired	Impaired[2]	Total	Counter- party specific	Individually insignificant impaired loans	Incurred but not identified loan losses	Total allowance for loan losses	Net loans
Residential mortgages[3,4,5]	$218,653	$2,382	$750	$221,785	$–	$42	$36	$78	$221,707
Consumer instalment and other personal[6]	149,473	6,258	1,312	157,043	–	147	656	803	156,240
Credit card	30,783	1,800	424	33,007	–	335	929	1,264	31,743
Business and government[3,4,5]	198,893	1,173	599	200,665	134	29	1,294	1,457	199,208
	$597,802	$11,613	$3,085	$612,500	$134	$553	$2,915	$3,602	$608,898
Debt securities classified as loans				3,209	126	–	20	146	3,063
Acquired credit-impaired loans				665	3	32	–	35	630
Total				$616,374	$263	$585	$2,935	$3,783	$612,591

[1]	Excludes allowance for off-balance sheet instruments.
[2]	As at October 31, 2017, impaired loans exclude $0.6 billion of gross impaired debt securities classified as loans.
[3]	Excludes trading loans with a fair value of $11 billion as at October 31, 2017, and amortized cost of $11 billion as at October 31, 2017.
[4]	Includes insured mortgages of $106 billion as at October 31, 2017.
[5]

As at October 31, 2017, impaired loans with a balance of $99 million did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans that are insured or loans where the realizable value of the collateral exceeded the loan amount.

[6]	Includes Canadian government-insured real estate personal loans of $16 billion as at October 31, 2017.

The following table presents information related to the Bank's impaired loans as at October 31.

Impaired Loans[1]
(millions of Canadian dollars)	As at
	October 31, 2018				October 31, 2017
	Unpaid principal balance[2]	Carrying value	Related allowance for credit losses	Average gross impaired loans	Unpaid principal balance[2]	Carrying value	Related allowance for credit losses	Average gross impaired loans
Residential mortgages	$776	$709	$47	$726	$790	$750	$42	$801
Consumer instalment and other personal	1,465	1,331	178	1,325	1,477	1,312	147	1,349
Credit card	454	454	341	422	424	424	335	391
Business and government	726	660	120	580	687	599	163	706
Total	$3,421	$3,154	$686	$3,053	$3,378	$3,085	$687	$3,247

[1]	Balances as at October 31, 2018 exclude ACI loans. As at October 31, 2017, balances exclude both ACI loans and debt securities classified as loans.
[2]	Represents contractual amount of principal owed.

The changes to the Bank's allowance for loan losses, as at and for the year ended October 31, 2018 are shown in the following tables.

Allowance for Loan Losses – Residential Mortgages
(millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Acquired credit-impaired loans	Total
Allowance for loan losses as at November 1, 2017	$24	$26	$45	$12	$107
Provision for credit losses
Transfer to Stage 1[1]	24	(23)	(1)	–	–
Transfer to Stage 2	(4)	8	(4)	–	–
Transfer to Stage 3	–	(9)	9	–	–
	20	(24)	4	–	–
Net remeasurement due to transfers[2]	(14)	6	–	–	(8)
New originations or purchases[3]	14	n/a	n/a	–	14
Net repayments[4]	(1)	(1)	(1)	(4)	(7)
Derecognition of financial assets (excluding disposals and write-offs)[5]	(3)	(2)	(4)	–	(9)
Changes to risk, parameters, and models[6]	(16)	29	29	(5)	37
	–	8	28	(9)	27
Other changes
Disposals	–	–	–	–	–
Foreign exchange and other adjustments	–	–	2	2	4
Write-offs	–	–	(31)	–	(31)
Recoveries	–	–	3	–	3
	–	–	(26)	2	(24)
Total allowance for loan losses as at October 31, 2018	$24	$34	$47	$5	$110

[1]	Transfers represent stage transfer movements prior to ECLs remeasurement.
[2]	Represents the remeasurement between twelve-month and lifetime ECLs due to stage transfers, excluding the change to risk, parameters, and models.
[3]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[4]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[5]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[6]	Represents the change in the allowance related to changes in risk including changes to macroeconomic factors, level of risk, associated parameters, and models.

Allowance for Loan Losses – Consumer Instalment and Other Personal
(millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Acquired credit-impaired loans	Total
Allowance for loan losses, including off-balance sheet instruments, as at November 1, 2017	$529	$355	$166	$5	$1,055
Provision for credit losses
Transfer to Stage 1[1]	303	(285)	(18)	–	–
Transfer to Stage 2	(114)	152	(38)	–	–
Transfer to Stage 3	(21)	(172)	193	–	–
	168	(305)	137	–	–
Net remeasurement due to transfers[1]	(125)	139	11	–	25
New originations or purchases[1]	322	n/a	n/a	–	322
Net draws (repayments)[1]	(49)	(24)	(11)	(4)	(88)
Derecognition of financial assets (excluding disposals and write-offs)[1]	(126)	(97)	(45)	–	(268)
Changes to risk, parameters, and models[1]	(127)	321	744	–	938
	63	34	836	(4)	929
Other changes
Disposals	–	–	–	–	–
Foreign exchange and other adjustments	7	3	1	–	11
Write-offs	–	–	(1,076)	(1)	(1,077)
Recoveries	–	–	251	2	253
	7	3	(824)	1	(813)
Balance as at October 31, 2018	599	392	178	2	1,171
Less: Allowance for off-balance sheet instruments[2]	25	43	–	–	68
Total allowance for loan losses as at October 31, 2018	$574	$349	$178	$2	$1,103

[1]	For explanations regarding this line item, refer to the "Allowance for Loan Losses – Residential Mortgages" table in this Note.
[2]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.

Allowance for Loan Losses – Credit Card
(millions of Canadian dollars)	Stage 1	Stage 2	Stage 3[1]	Total
Allowance for loan losses, including off-balance sheet instruments, as at November 1, 2017	$763	$521	$321	$1,605
Provision for credit losses
Transfer to Stage 1[2]	590	(521)	(69)	–
Transfer to Stage 2	(192)	259	(67)	–
Transfer to Stage 3	(38)	(475)	513	–
	360	(737)	377	–
Net remeasurement due to transfers[2]	(209)	249	63	103
New originations or purchases[2]	171	n/a	n/a	171
Net draws (repayments)[2]	125	(51)	39	113
Derecognition of financial assets (excluding disposals and write-offs)[2]	(102)	(106)	(371)	(579)
Changes to risk, parameters, and models[2]	(276)	705	1,168	1,597
	69	60	1,276	1,405
Other changes
Disposals	(21)	(12)	(8)	(41)
Foreign exchange and other adjustments	8	11	7	26
Write-offs	–	–	(1,515)	(1,515)
Recoveries	–	–	260	260
	(13)	(1)	(1,256)	(1,270)
Balance as at October 31, 2018	819	580	341	1,740
Less: Allowance for off-balance sheet instruments[3]	440	297	–	737
Total allowance for loan losses as at October 31, 2018	$379	$283	$341	$1,003

[1]	Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 for further details.
[2]	For explanations regarding this line item, refer to the "Allowance for Loan Losses – Residential Mortgages" table in this Note.
[3]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.

Allowance for Loan Losses – Business and Government[1]
(millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Acquired credit-impaired loans	Total
Allowance for loan losses, including off-balance sheet instruments, as at November 1, 2017	$706	$627	$174	$18	$1,525
Provision for credit losses
Transfer to Stage 1[2]	133	(129)	(4)	–	–
Transfer to Stage 2	(106)	114	(8)	–	–
Transfer to Stage 3	(6)	(56)	62	–	–
	21	(71)	50	–	–
Net remeasurement due to transfers[2]	(38)	68	5	–	35
New originations or purchases[2]	467	n/a	n/a	–	467
Net draws (repayments)[2]	(4)	(26)	(25)	(2)	(57)
Derecognition of financial assets (excluding disposals and write-offs)[2]	(338)	(365)	(54)	(3)	(760)
Changes to risk, parameters, and models[2]	(89)	447	76	(8)	426
	19	53	52	(13)	111
Other changes
Disposals	–	–	(5)	–	(5)
Foreign exchange and other adjustments	11	10	(6)	(7)	8
Write-offs	–	–	(154)	(1)	(155)
Recoveries	–	–	59	14	73
	11	10	(106)	6	(79)
Balance as at October 31, 2018	736	690	120	11	1,557
Less: Allowance for off-balance sheet instruments[3]	85	139	–	–	224
Total allowance for loan losses as at October 31, 2018	$651	$551	$120	$11	$1,333

[1]	Includes the allowance for credit losses related to customers' liability under acceptances.
[2]	For explanations regarding this line item, refer to the "Allowance for Loan Losses – Residential Mortgages" table in this Note.
[3]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.

The allowance for credit losses on all remaining financial assets in scope for IFRS 9 is not significant.

The changes to the Bank's allowance for credit losses under IAS 39, as at and for the year ended October 31, 2017, are shown in the following table.

Allowance for Credit Losses
(millions of Canadian dollars)	Balance as at November 1 2016	Provision for credit losses	Write-offs	Recoveries	Disposals	Foreign exchange and other adjustments	Balance as at October 31 2017
Counterparty-specific allowance
Business and government	$189	$(19)	$(75)	$48	$–	$(9)	$134
Debt securities classified as loans	206	(2)	(9)	–	(63)	(6)	126
Total counterparty-specific allowance excluding acquired credit-impaired loans	395	(21)	(84)	48	(63)	(15)	260
Acquired credit-impaired loans[1]	4	(4)	–	17	–	(14)	3
Total counterparty-specific allowance	399	(25)	(84)	65	(63)	(29)	263
Collectively assessed allowance for individually insignificant impaired loans
Residential mortgages	49	29	(41)	6	–	(1)	42
Consumer instalment and other personal	166	788	(1,070)	267	–	(4)	147
Credit card	290	1,173	(1,372)	252	–	(8)	335
Business and government	30	59	(91)	30	–	1	29
Total collectively assessed allowance for individually insignificant impaired loans excluding acquired credit-impaired loans	535	2,049	(2,574)	555	–	(12)	553
Acquired credit-impaired loans[1]	58	(34)	(1)	5	–	4	32
Total collectively assessed allowance for individually insignificant impaired loans	593	2,015	(2,575)	560	–	(8)	585
Collectively assessed allowance for incurred but not identified credit losses
Residential mortgages	48	(11)	–	–	–	(1)	36
Consumer instalment and other personal	685	17	–	–	–	(13)	689
Credit card	1,169	91	–	–	–	(29)	1,231
Business and government	1,424	140	–	–	–	(38)	1,526
Debt securities classified as loans	55	(11)	–	–	(20)	(4)	20
Total collectively assessed allowance for incurred but not identified credit losses	3,381	226	–	–	(20)	(85)	3,502
Allowance for credit losses
Residential mortgages	97	18	(41)	6	–	(2)	78
Consumer instalment and other personal	851	805	(1,070)	267	–	(17)	836
Credit card	1,459	1,264	(1,372)	252	–	(37)	1,566
Business and government	1,643	180	(166)	78	–	(46)	1,689
Debt securities classified as loans	261	(13)	(9)	–	(83)	(10)	146
Total allowance for credit losses excluding acquired credit-impaired loans	4,311	2,254	(2,658)	603	(83)	(112)	4,315
Acquired credit-impaired loans[1]	62	(38)	(1)	22	–	(10)	35
Total allowance for credit losses	4,373	2,216	(2,659)	625	(83)	(122)	4,350
Less: Allowance for off-balance sheet instruments[2]	500	79	–	–	–	(12)	567
Allowance for loan losses	$3,873	$2,137	$(2,659)	$625	$(83)	$(110)	$3,783

[1]	Includes all Federal Deposit Insurance Corporation (FDIC) covered loans and other ACI loans.
[2]	The allowance for credit losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.

FORWARD-LOOKING INFORMATION

Relevant macroeconomic factors are incorporated in the risk parameters as appropriate. Additional macroeconomic factors that are industry-specific or segment-specific are also incorporated where relevant. The key macroeconomic variables that are incorporated in determining ECLs include regional unemployment rates for all retail exposures and regional housing price index for residential mortgages and home equity lines of credit. For business and government loans, the key macroeconomic variables include gross domestic product, unemployment rates, interest rates, and credit spreads. Refer to Note 2 for a discussion on how forward-looking information is considered in determining whether there has been a significant increase in credit risk and in the measurement of ECLs.

Forward-looking macroeconomic forecasts are generated by TD Economics as part of the ECL process: A base economic forecast is accompanied with upside and downside estimates of realistically possible economic conditions. All economic forecasts are updated quarterly for each variable on a regional basis where applicable and incorporated as relevant into the quarterly modelling of base, upside and downside risk parameters used in the calculation of ECL scenarios and probability-weighted ECL. The macroeconomic variable estimations are statistically derived relative to the base forecast based on the historical distribution of each variable.

Select macroeconomic variables are projected over the forecast period, and they could have a material impact in determining ECLs. As the forecast period increases, information about the future becomes less readily available and projections are anchored on assumptions around structural relationships between economic parameters that are inherently much less certain. The following table represents the average values of the macroeconomic variables over the next twelve months and the remaining 4-year forecast period for the base forecast and 5-year forecast period for the upside and downside estimations.

Macroeconomic Variables
	Base Forecasts			Downside		Upside
	Next 12 months	[1]	Remaining 4-year period[1]	5-year period	[1]	5-year period	[1]
Unemployment rate (%)
Canada	6.0		6.0	7.4		5.5
United States	3.7		3.9	5.7		3.5
Real gross domestic product (GDP) (annual % change)
Canada	2.3		1.7	1.1		2.3
United States	2.9		1.8	1.3		2.3
Home prices (annual % change)
Canada (average home price)[2]	3.4		3.4	0.3		4.9
United States (CoreLogic HPI)[3]	5.1		4.0	2.7		4.9
Central bank policy interest rate (%)
Canada	1.88		2.47	1.74		2.80
United States	2.88		2.97	2.25		3.66
U.S. 10-year treasury yield (%)	3.20		3.13	2.39		4.43
U.S. 10-year BBB spread (%)	1.80		1.80	2.02		1.58
Exchange rate (U.S. dollar/Canadian dollar)	0.79		0.80	0.75		0.85

[1] The numbers represent average values for the quoted periods.

[2] The average home price is the average transacted sale price of homes sold via the Multiple Listing Service (MLS); data is collected by the Canadian Real Estate Association (CREA).

[3] The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home's sales price over time.

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES

The allowance for credit losses is sensitive to the inputs used in internally developed models, macroeconomic variables in the forward-looking forecasts and respective probability weightings in determining the probability-weighted ECL, and other factors considered when applying expert credit judgment. Changes in these inputs, assumptions, models, and judgments would have an impact on the assessment for significant increase in credit risk and the measurement of ECLs.

The following table presents the base ECL scenario compared to the probability-weighted ECL derived from using three ECL scenarios for performing loans and off-balance sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECL and resultant change in ECL due to non-linearity and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECL
(millions of Canadian dollars, except as noted)	As at
October 31, 2018
Probability-weighted ECL	$3,874
Base ECL	3,775
Difference – in amount	$99
Difference – in percentage	2.6%

The allowance for credit losses for performing loans and off-balance sheet instruments consists of an aggregate amount of Stage 1 and Stage 2 probability-weighted ECL which are twelve-month ECLs and lifetime ECLs respectively. Transfers from Stage 1 to Stage 2 ACLs result from a significant increase in credit risk since initial recognition of the loan. The following table presents the estimated impact of staging on ACL for performing loans and off-balance sheet instruments if they were all calculated using twelve-month ECLs compared to the current aggregate probability-weighted ECL, holding all risk profiles constant.

Incremental Lifetime ECL Impact
(millions of Canadian dollars)	As at
October 31, 2018
Aggregate Stage 1 and 2 probability-weighted ECL	$3,874
All performing loans and off-balance sheet instruments using 12-month ECL	3,441
Incremental lifetime ECL impact	$433

FORECLOSED ASSETS

Foreclosed assets are repossessed non-financial assets where the Bank gains title, ownership, or possession of individual properties, such as real estate properties, which are managed for sale in an orderly manner with the proceeds used to reduce or repay any outstanding debt. The Bank does not generally occupy foreclosed properties for its business use. The Bank predominantly relies on third-party appraisals to determine the carrying value of foreclosed assets. Foreclosed assets held-for-sale were $81 million as at October 31, 2018 (October 31, 2017 – $78 million), and were recorded in Other assets on the Consolidated Balance Sheet.

LOANS PAST DUE BUT NOT IMPAIRED

A loan is classified as past due when a borrower has failed to make a payment by the contractual due date. The following table summarizes loans that are contractually past due but not impaired as at October 31.

Loans Past Due but not Impaired[1,2]
(millions of Canadian dollars)	As at
	October 31, 2018				October 31, 2017
	1-30 days	31-60 days	61-89 days	Total	1-30 days	31-60 days	61-89 days	Total
Residential mortgages	$1,471	$358	$101	$1,930	$1,852	$419	$111	$2,382
Consumer instalment and other personal	5,988	811	241	7,040	5,257	781	220	6,258
Credit card	1,403	340	213	1,956	1,278	323	199	1,800
Business and government	1,314	444	28	1,786	1,007	133	33	1,173
Total	$10,176	$1,953	$583	$12,712	$9,394	$1,656	$563	$11,613

[1]	Includes loans that are measured at FVOCI.
[2]	Balances as at October 31, 2018 exclude ACI loans. As at October 31, 2017, the balances exclude both ACI loans and debt securities classified as loans.

MODIFIED FINANCIAL ASSETS

The amortized cost of financial assets with lifetime allowance that were modified during the year ended October 31, 2018 was $408 million before modification, with insignificant modification gain or loss. As at October 31, 2018, there have been no significant modified financial assets for which the loss allowance has changed from lifetime to twelve-month expected credit losses.

COLLATERAL

As at October 31, 2018, the collateral held against total gross impaired loans represents 81% of total gross impaired loans. The fair value of non-financial collateral is determined at the origination date of the loan. A revaluation of non-financial collateral is performed if there has been a significant change in the terms and conditions of the loan and/or the loan is considered impaired. Management considers the nature of the collateral, seniority ranking of the debt, and loan structure in assessing the value of collateral. These estimated cash flows are reviewed at least annually, or more frequently when new information indicates a change in the timing or amount expected to be received.